22. Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue
Trading and manufacturing	$ 13,721	$ 12,256	$ 11,647
Engineering	8,757	6,046	7,175
Revenue	22,478	18,302	18,822
Operating (loss)
Trading and manufacturing	(346)	(187)	(214)
Engineering	(209)	(1,624)	(640)
Unallocated corporate expenses	(115)	(147)	(117)
Operating expenses	(670)	(1,958)	(971)
Depreciation:
Trading and manufacturing	43	46	67
Engineering	12	10	21
Depreciation	55	56	88
Capital Expenditures, Gross
Trading and manufacturing	12	11	2
Engineering	48	10	8
Total	60	21	$ 10
Assets
Trading and manufacturing	5,463	5,050
Engineering	17,641	16,220
Total assets	23,104	21,270
Liabilities
Trading and manufacturing	3,208	2,468
Engineering	3,278	2,346
Total	$ 6,486	$ 4,814